Cover	Oct. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2020
Entity File Number	1-10670
Entity Registrant Name	Hanger, Inc.
Entity Central Index Key	0000722723
Entity Tax Identification Number	84-0904275
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10910 Domain Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	512
Local Phone Number	777-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HNGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false